Expense Example - iShares iBonds 2027 Term High Yield and Income ETF - iShares iBonds 2027 Term High Yield and Income ETF	Jun. 23, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 113